Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Leases [Abstract]
Cash outflows from operating activities attributable to operating leases	$ 13,837	$ 13,370	$ 13,422
Right-of-use assets obtained in exchange for Operating lease liabilities	$ 8,930	$ 4,672	$ 1,503